Commitments, Lawsuit Settlement Agreement and Contingencies - Commitments (Details) $ in Thousands, $ in Thousands					3 Months Ended		12 Months Ended
	Jun. 17, 2021	May 28, 2021 MXN ($)	May 19, 2021	Jul. 16, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 08, 2022 MXN ($)	Nov. 23, 2022 USD ($)	Jun. 27, 2019 MXN ($)	Jun. 21, 2019 MXN ($)
Commitments, Lawsuit Settlement Agreement and Contingencies
Commitments for transmission rights							$ 8,155,055				$ 481,600
Provision for the settlement agreement							767,457				95,000			$ 21,500
Construction commitments for technical facilities and building improvements							681,217
Commitments to acquire software and related services							62,410
Commitments for soccer operations							666
Commitments for gaming operations							23,164
Amount of future financing expected to provide							$ 33,865	$ 2,000
Minimum annual commitments for the use of satellite transponders											11,067
Number of years in which the Preponderant Economic Agent can be updated							2 years	2 years
Minimum content of broadcast on daily basis to be offered							50.00%	50.00%
Loss contingency stay period identify replacement counsel			30 days
Loss contingency additional stay period requested disqualified	60 days
Provision for lawsuit settlement agreement					$ 1,850,220				$ 1,850,220			$ 95,000
Reimbursement receivable					1,431,486				1,431,486			$ 73,500
Lawsuit settlement agreement, expense					$ (425,762)	$ (21,500)			$ 425,762	$ 21,500
Anticipated total settlement amount		$ 256,300		$ 290,000									$ 575,000		$ 682,000
Percentage on commercial rate on merchandise		70.00%		70.00%
IEPS
Commitments, Lawsuit Settlement Agreement and Contingencies
Anticipated total settlement amount																$ 1,334,000
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Commitments, Lawsuit Settlement Agreement and Contingencies
Amount of future financing expected to provide							$ 67,472
2024
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders											6,621
2025
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders											3,498
2026 and thereafter
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders											$ 948